Consolidated Balance Sheets $ in Thousands	Jun. 30, 2025 USD ($)		Jun. 30, 2025 SGD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents	$ 372		$ 474,000		$ 230	$ 314,000		$ 815,000
Accounts receivable	31		40,000					1,000
Deposits, prepayments and other receivables	1,188		1,516,000		1,003	1,371,000		132,000
Total current assets	1,591		2,030,000		1,233	1,685,000		948,000
Non-current assets:
Property and equipment, net	439		560,000		428	584,000		599,000
Intangible assets	64		82,000		43	58,000
Right-of-use asset	15		19,000		27	37,000		72,000
Total non-current assets	518		661,000		498	679,000		671,000
TOTAL ASSETS	2,109		2,691,000		1,731	2,364,000		1,619,000
Current liabilities:
Accounts payable and accrued liabilities	657		838,000		526	719,000		642,000
Bank borrowings	7		9,000		45	62,000		113,000
Lease liabilities	15		19,000		27	37,000		37,000
Amount due to director						1,129,000
Income tax payable	3		4,000		3	4,000		189,000
Total current liabilities	1,983		2,529,000		1,428	1,951,000		981,000
Non-current liabilities:
Bank borrowings	309		395,000		292	398,000		460,000
Lease liabilities								35,000
Total non-current liabilities			395,000		292	398,000		495,000
TOTAL LIABILITIES	2,292		2,924,000		1,720	2,349,000		1,476,000
Commitments and contingencies
Shareholders’ equity:
Ordinary share, par value US$0.000005, 100,000,000 shares authorized, 15,000,000 share issued and outstanding		[1],[2]	(0)	[1],[2]	0	(0)	[1],[2]	11,000
Additional paid-in capital	8		11,000		8	11,000
Retained earnings	(185)		(244,000)		3	4,000		132,000
Forex reserve	(6)
Total shareholders’ equity	(183)		(233,000)		11	15,000		143,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,109		2,691,000		1,731	2,364,000		1,619,000
Director [Member]
Current liabilities:
Amount due to director	$ 1,301		$ 1,659,000		$ 827	$ 1,129,000

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering , (ii) the 1:200 share sub-division and 5,000,000 share surrender approved on October 2, 2024 and (iii) the 15 for 1 reverse share split effected on February 12, 2026. (Note 1)